Segmented Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses	$ 53,377	$ 40,414
General and administrative expenses
Share based compensation	0	555
Sub-Total	210,365	128,827
Net income (loss)	102,858	(121,816)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses	53,377	40,414
General and administrative expenses
Legal and other professional fees	184,788	103,621
Share based compensation	0	555
Stock exchange fees and related expenses	23,588	22,427
Other general expenses	1,989	2,224
Sub-Total	210,365	128,827
Other	(366,600)	(47,425)
Net income (loss)	$ 102,858	$ (121,816)